Transfer of Financial Assets (Tables)	6 Months Ended
Sep. 30, 2023
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six and three months ended September 30, 2022 and 2023 are as follows:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023	Three months ended September 30, 2022	Three months ended September 30, 2023
Beginning balance	¥70,254	¥72,265	¥77,199	¥78,392
Increase mainly from loans sold with servicing retained	5,426	4,788	2,546	2,336
Decrease mainly from amortization	(8,146)	(5,227)	(4,079)	(2,704)
Increase from the effects of changes in foreign exchange rates	12,656	8,670	4,524	2,472

Ending balance	¥80,190	¥80,496	¥80,190	¥80,496

Fair Value of Servicing Assets

The fair value of the servicing assets as of March 31, 2023 and September 30, 2023 are as follows:
	Millions of yen
	March 31, 2023	September 30, 2023
Beginning balance	¥83,732	¥101,375
Ending balance	¥101,375	¥114,501